Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2020
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Highland Resolute Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

HIGHLAND RESOLUTE FUND

(the "Fund")

SUPPLEMENT DATED APRIL 10, 2020

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2019, AS SUPPLEMENTED

Effective as of the opening of business on April 13, 2020, Incline Global Management, LLC ("Incline") will no longer serve as an investment sub-adviser to the Fund. Therefore, all references to Incline in the Fund's Prospectus and Statement of Additional Information are hereby deleted as of such date. As of that date, Chatham Asset Management, LLC and Parametric Portfolio Associates LLC will remain as investment sub-advisers to the Fund.

For more information, please contact the Fund at (855) 268-2242.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE